Taxes - Income tax - Tax position in the statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current tax assets, current	€ 120		€ 119	€ 132
Current tax liabilities, current	748		755	596
Net current tax	(629)		(636)	(464)	€ (168)
Deferred tax asset	992	€ 2,893	1,366	1,586
Deferred tax liability	703	€ 2,156	631	655
Net deferred tax	289		735	931	€ 1,141
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	385		438	288
Net current tax	(385)		(438)	(288)
Deferred tax asset	633		977	1,059
Net deferred tax	633		977	1,059
Spain subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current				53
Current tax liabilities, current	32		4
Net current tax	(32)		(4)	53
Deferred tax asset	11		50	149
Net deferred tax	11		50	149
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	43		32	25
Current tax liabilities, current	212		182	189
Net current tax	(168)		(150)	(164)
Deferred tax asset	92		84	99
Deferred tax liability	55		42	54
Net deferred tax	37		42	45
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax liabilities, current	30		34	22
Net current tax	(30)		(34)	(22)
Deferred tax asset	1
Deferred tax liability	539		531	531
Net deferred tax	(538)		(531)	(531)
Other subsidiaries [member]
Disclosure of subsidiaries [line items]
Current tax assets, current	76		87	54
Current tax liabilities, current	90		97	97
Net current tax	(14)		(10)	(43)
Deferred tax asset	255		255	279
Deferred tax liability	108		58	70
Net deferred tax	€ 147		€ 197	€ 209